Fees Summary	Mar. 12, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 10,154,000
Previously Paid Amount	0.00
Total Fee Amount	1,554.58
Total Offset Amount	0.00
Net Fee	1,554.58
Narrative - Max Aggregate Offering Price	$ 10,154,000
Final Prospectus	true